Fair Value Measurements (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 28, 2023	Jul. 26, 2022	May 16, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of contingent consideration			$ 100	$ (1,900)	$ (100)	$ (1,900)	$ (3,800)	$ (1,402)
Investment in equity securities, shares	6,280,396	6,446,946
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 100.00
Private Placement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											170,950
Prefunded Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Nominal strike price		$ 0.001					$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.02
Purchase Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 55.40
Inducement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										214,286
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 33.20